CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 349,563	$ 277,308	$ 35,723
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	28,642	26,560	33,218
Amortization of intangible assets	4,560	1,908	3,564
Amortization of convertible debt issuance cost ( Note 18 )	690	4,266	4,393
Stock-based compensation	91,387	73,828	56,139
Provision for allowance for doubtful accounts	8,465	14,621	14,933
Deferred tax benefits	(3,214)	(5,470)	(3,528)
Loss (Income) from equity method investments, net	16,070	11,766	(218)
Dividends received from equity method investments	7,680	3,103	16,667
Realized gain on investments	(132,007)	(289,693)	(19,790)
Investment related impairment	122,970	44,433	8,479
Goodwill and acquired intangibles impairment (Note 6)		40,194
Foreign exchange loss			2,191
Loss (Gain) on disposal of property and equipment	(178)	57	223
Change in fair value of option liability (Note 4)		28,456
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(61,339)	(12,601)	5,012
Prepaid expenses and other current assets	(15,578)	(18,160)	(13,296)
Other assets	(1,008)	2,554	3,496
Accounts payable	15,963	14,329	5,225
Amount due to customers	(25,155)	100,654	98,226
Accrued expenses and other current liabilities	113,983	90,075	57,430
Income taxes payable	58,825	24,913	(949)
Deferred revenues	15,973	10,557	20,758
Others	(2)	(9)	242
Net cash provided by operating activities	596,290	443,649	328,138
Cash flows from investing activities:
Purchases of short-term investments	(2,140,946)	(1,116,340)	(1,933,878)
Maturities of short-term investments	1,166,184	2,153,181	1,434,525
Cash paid for business combination, net of cash acquired (Note 5)	242
Purchases of property and equipment	(44,907)	(37,688)	(45,466)
Cash paid (including prepayments) on long-term investments	(150,448)	(862,848)	(687,176)
RMB Deposit received from (repaid to) E-House (Note 4)	(135,386)	128,153
Consideration received from E-House for share exchange with Leju (Note 4)	127,600
Repayment from/(Loan to) a third party	21,000		(21,000)
Proceeds from disposal/ refund of long-term investments	168,486	680,381	227,002
Others	228	959	97
Net cash provided by (used in) investing activities	(987,947)	945,798	(1,025,896)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	3,220	36,045	9,284
Proceeds from issuance shares to New Wave, a related party (Note 15)	7		456,390
Proceeds received from non-controlling interests shareholders	20,330	127	652
Cash paid for purchase of non-controlling interests in subsidiary	(1,844)	(3,273)	(1,460)
Tax payment on SINA's sale of Weibo share			(27,800)
Proceeds from issuance of Weibo convertible senior notes, net of issuance cost (Note 18)	879,293
Redemption of senior convertible notes of SINA (Note 18)		(646,908)
Repurchase of ordinary shares (Note 18)	(47,624)	(26,125)	(61,714)
Proceeds from short-term bank loans	87,560	103,951	55,062
Repayment of short-term bank loans	(33,733)	(68,113)	(55,062)
Proceeds from third-party loans		22,485	21,000
Repayment of third-party loans	(20,239)	(21,599)
Net cash provided by (used in) financing activities	886,970	(603,410)	396,352
Effect of exchange rate change on cash, cash equivalent and restricted cash	62,459	(41,197)	(18,185)
Net increase (decrease) in cash and cash equivalent and restricted cash	557,772	744,840	(319,591)
Cash, cash equivalents and restricted cash at the beginning of the year	1,648,931	904,091	1,223,682
Cash and cash equivalents at the beginning of the year	1,407,625	763,439	1,223,682
Restricted cash at the beginning of the year	241,306	140,652
Cash, cash equivalents and restricted cash at the end of the year	2,206,703	1,648,931	904,091
Cash and cash equivalents at the end of the year	1,990,552	1,407,625	763,439
Restricted cash at end of the year	216,151	241,306	140,652
Supplemental disclosures:
Cash paid for income taxes	(17,313)	(8,210)	(14,522)
Cash paid for interest, net of amounts capitalized	(1,987)	(8,330)	(6,949)
Non-cash investing and financing activities
Deemed distribution to non-controlling interests from the transfer of Weibo Fund (Note 7)			8,153
Exchanges of long-term investments in E-House and Leju (Note 4)		322,726
In-kind distribution of Weibo's shares (Note 15)	554,016	338,598
Unpaid consideration for acquisitions	5,704
Changes in account payable related to property and equipment addition	$ (12,369)	$ 19,923	$ 39